MARKETABLE SECURITIES: (Schedule of Fair Value, Cost and Gross Unrealized Holding Gains of Securities Owned) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
MARKETABLE SECURITIES: [Abstract]
Gross unrealized gains	$ 4
Gross unrealized loss	83
Amortized cost	7,141
Fair value	$ 7,062